N-6	Sep. 07, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Sep. 07, 2023
Amendment Flag	false